Capital risk (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Regulatory Capital Resources

This table provides an analysis of our regulatory capital.

	2017 £m	2016(1) £m
Common Equity Tier 1 (CET1) capital instruments and reserves:
– Capital instruments	7,060	7,060
– Retained earnings	6,399	5,925
– Accumulated other reserves and non-controlling interests	453	674
CET1 capital before regulatory adjustments	13,912	13,659
CET1 regulatory adjustments:
– Additional value adjustments	(70)	(105)
– Goodwill (net of tax)	(1,165)	(1,170)
– Other intangibles	(539)	(482)
– Fair value reserves related to gains or losses on cash flow hedges	(228)	(471)
– Negative amounts resulting from the calculation of regulatory expected loss amounts	(748)	(690)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(13)	(66)
– Deferred tax assets that rely on future profitability excluding timing differences	(25)	(5)
– Defined benefit pension fund assets	(333)	(297)
– Dividend accrual	(19)	(17)
– Deduction for non-controlling interests	(152)	(150)
CET1 capital	10,620	10,206
Additional Tier 1 (AT1) capital instruments:
– Capital instruments	2,041	1,545
– Amount of qualifying items subject to phase out from AT1	707	721
– Regulatory deductions for instruments issued by subsidiary undertakings	(301)	(233)
AT1 capital	2,447	2,033
Tier 1 capital	13,067	12,239
Tier 2 capital instruments:
– Capital instruments	2,749	2,991
– Amount of qualifying items subject to phase out from Tier 2	587	781
– Regulatory deductions for instruments issued by subsidiary undertakings	(915)	(817)
Tier 2 capital	2,421	2,955
Total regulatory capital	15,488	15,194

(1)	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1 to the Consolidated Financial Statements.